Operating leases (Tables)	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Schedule of Operating leases	The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Sep 30, 2018	Jan 1, 2018
Operating lease, right of use asset	2,255,771	2,440,288
Total operating lease, right of use asset	2,255,771	2,440,288

Current portion of operating lease obligations	464,167	442,957
Non-current portion of operating lease obligations	1,625,696	1,997,331
Total operating lease obligations	2,089,863	2,440,288

	Nine months ended
	Sep 30, 2018	Sep 30, 2017
Foreign exchange on operating leases	(165,908)	-
Total foreign exchange on operating leases	(165,908)	-

Schedule of Operating Lease, Liability, Maturity
As of September 30, 2018, the Company had the following undiscounted operating lease commitments:

	2018	2019	2020	2021	2022	2023-2026
Office space	134,755	499,056	339,772	296,499	303,198	999,068
	134,755	499,056	339,772	296,499	303,198	999,068